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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim G. Redding
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   312-377-8300
         -------------------------------

Signature, Place, and Date of Signing:

   Kim G. Redding                     Chicago, Illinois     May 13, 2005
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $1,309,988

List of Other Included Managers:

None
Kate D'Esposito
Chief Financial Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8230
F: 312-377-8299
Email: Kate@Kgredding.com



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                           FORM 13F INFORMATION TABLE

Page 1 of  2

                    Name of Reporting Manager  K.G. REDDING & ASSOCIATES, LLC.
                                               -------------------------------

                                                                                  ITEM 6:
                                                                             INVESTMENT DISCRETION
                                                         ITEM 4:                    (b)
                                                          FAIR     ITEM 5:        SHARED                            ITEM 8:
                                   ITEM 2:               MARKET     SHARE           AS             ITEM 7:    VOTING AUTHORITY
                                    TITLE                VALUE        OF          DEFINED   (c)    MANAGERS        (SHARES)
         ITEM 1:                     OF       ITEM 3:     (IN      PRINCIPAL (a)    IN     SHARED     SEE      (a)    (b)      (c)
      NAME OF ISSUER                CLASS      CUSIP    THOUSANDS)  AMOUNT   SOLE INSTR. V  OTHER  INSTR. V   SOLE   SHARED   NONE
Aames Investment Corp            common stock 00253G108     1,614    196,800 Sole                             130,300         66,500
AmeriVest Properties Inc.        common stock 03071L101     3,245    626,500 Sole                             540,700         85,800
American Campus Communities Inc. common stock 024835100    23,444  1,116,400 Sole                             538,200        578,200
American Financial Realty Trus   common stock 02607P305     4,657    318,300 Sole                                            318,300
Arden Realty Inc.                common stock 039793104    35,549  1,050,195 Sole                             310,900        739,295
Ashford Hospitality Trust Inc    common stock 044103109    30,446  2,984,900 Sole                           1,281,300      1,703,600
BNP Residential Properties, In   common stock 05564T103     7,245    452,784 Sole                             384,384         68,400
BRE Properties, Inc.             common stock 05564E106     9,813    278,000 Sole                                            278,000
BioMed Realty Trust, Inc         common stock 09063H107    36,913  1,791,900 Sole                             827,500        964,400
Brookfield Properties
 Corporation                     common stock 112900105    13,009    337,900 Sole                                            337,900
CMET Finance Holdings            common stock 189758105       900      9,000 Sole                               9,000
Camden Property Trust            common stock 133131102    63,252  1,344,928 Sole                             444,392        900,536
Capital Automotive REIT          common stock 139733109    43,570  1,315,517 Sole                             525,900        789,617
Catellus Development Corp        common stock 149113102    12,776    479,400 Sole                                            479,400
Comstock Homebuilding Cos Inc    common stock 205684103     1,788     84,000 Sole                              72,400         11,600
Digital Realty Trust Inc         common stock 253868103    35,780  2,489,900 Sole                             956,000      1,533,900
Education Realty Trust           common stock 28140H104    30,029  1,805,700 Sole                             893,900        911,800
Equity Inns, Inc.                common stock 294703103     3,765    341,300 Sole                             226,300        115,000
First Industrial Realty
 Trust, Inc.                     common stock 32054K103    41,061  1,085,400 Sole                             395,000        690,400
First Potomac Realty Trust       common stock 33610F109    32,396  1,417,749 Sole                             677,500        740,249
Glenborough Realty Trust Inc     common stock 37803P105    51,055  2,670,246 Sole                             948,300      1,721,946
Gramercy Capital Corp            common stock 384871109     8,302    430,500 Sole                             298,300        132,200
Hersha Hospitality Trust         common stock 427825104    17,809  1,786,298 Sole                             820,700        965,598
Hilton Hotels Corporation        common stock 432848109    69,383  3,104,371 Sole                           1,138,671      1,965,700
Host Marriott Corporation        common stock 44107P104     5,064    305,800 Sole                                            305,800
I-Star Financial Inc.            common stock 45031U101    33,306    808,800 Sole                             264,100        544,700
Inland Real Estate               common stock 457461200    24,645  1,639,700 Sole                             674,500        965,200
Kimco Realty Corporation         common stock 49446R109     9,815    182,100 Sole                                            182,100
Las Vegas Sands Corp             common stock 517834107    10,629    236,200 Sole                             193,400         42,800
Levitt Corp                      common stock 52742P108    31,547  1,230,400 Sole                             741,400        489,000

                           FORM 13F INFORMATION TABLE

                    Name of Reporting Manager  K.G. REDDING & ASSOCIATES, LLC.
                                               -------------------------------

                                                                                  ITEM 6:
                                                                             INVESTMENT DISCRETION
                                                         ITEM 4:                    (b)
                                                          FAIR     ITEM 5:        SHARED                            ITEM 8:
                                   ITEM 2:               MARKET     SHARE           AS             ITEM 7:    VOTING AUTHORITY
                                    TITLE                VALUE        OF          DEFINED   (c)    MANAGERS        (SHARES)
         ITEM 1:                     OF       ITEM 3:     (IN      PRINCIPAL (a)    IN     SHARED     SEE      (a)    (b)      (c)
      NAME OF ISSUER                CLASS      CUSIP    THOUSANDS)  AMOUNT   SOLE INSTR. V  OTHER  INSTR. V   SOLE   SHARED   NONE
Mack-Cali Realty
 Corporation                     common stock 554489104    48,424  1,143,429 Sole                             388,763        754,666
Mills Corporation                common stock 601148109    63,923  1,208,370 Sole                             407,750        800,620
Omega Healthcare
 Investors, Inc.                 common stock 681936100    37,589  3,423,386 Sole                           1,373,400      2,049,986
Pan Pacific Retail
 Properties, Inc.                common stock 69806L104     4,097     72,200 Sole                              61,500         10,700
People's Choice
 Financial Corp                  common stock 71085T105     3,000    300,000 Sole                             228,600         71,400
ProLogis Trust                   common stock 743410102    13,011    350,700 Sole                                            350,700
Public Storage, Inc.             common stock 74460D109    16,347    287,100 Sole                                            287,100
Ramco-Gershenson
 Properties Trust                common stock 751452202    41,577  1,531,389 Sole                             572,100        959,289
Reckson Associates Realty        common stock 75621K106    44,152  1,438,180 Sole                             499,000        939,180
Regency Centers Corporation      common stock 758849103    16,952    355,900 Sole                             158,100        197,800
Riviera Holdings                 common stock 769627100       126     10,400 Sole                               8,800          1,600
SL Green Realty Corp.            common stock 78440X101    49,685    883,763 Sole                             303,447        580,316
Saxon Capital, Inc               common stock 80556T106       934     54,300 Sole                              47,800          6,500
Simon Property Group, Inc.       common stock 828806109   103,092  1,701,744 Sole                             554,414      1,147,330
St. Joe Company                  common stock 790148100     8,513    126,500 Sole                             100,500         26,000
Starwood Hotels & Resorts        common stock 85590A203    83,474  1,390,537 Sole                             528,637        861,900
Sunstone Hotel Investors, Inc.   common stock 867892101     3,346    156,000 Sole                               4,500        151,500
U-Store-It Trust                 common stock 91274F104    37,641  2,163,300 Sole                             879,400      1,283,900
United Dominion Realty
 Trust, Inc.                     common stock 910197102    41,298  1,978,807 Sole                             634,914      1,343,893
                                                        ---------
                                                        1,309,988